EMPLOYEE BENEFIT PLANS (Details) (EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2014
Defined Benefits For Employees Children [Abstract]
Service cost		€ 13,000,000	€ 14,000,000	€ 14,000,000
Interest cost		15,000,000	20,000,000	19,000,000
Expected return on plan assets		(2,000,000)	(3,000,000)	(5,000,000)
Amortization of actuarial losses		13,000,000	11,000,000	14,000,000
Losses / (income) on curtailments / settlements and other expense / (income)		181,000,000	(3,000,000)	7,000,000
Net periodic pension cost		220,000,000	39,000,000	49,000,000
Defined Benefit Plans Weighted Average Assumptions For Net Periodic Pension Cost [Abstract]
Discount rate		3.60%	5.10%	5.30%
Expected return on plan assets		3.20%	4.90%	5.50%
Rate of compensation increase		2.40%	2.70%	3.50%
Change in Projected Benefit obligation ("PBO"):
PBO, beginning of year	597,000,000	457,000,000	301,000,000	402,000,000
Service cost		13,000,000	14,000,000	14,000,000
Interest cost		15,000,000	20,000,000	19,000,000
Employee contributions		4,000,000	5,000,000	5,000,000
Actuarial loss/(gain)		(40,000,000)	54,000,000	(38,000,000)
Adjustment for disposal and other		(7,000,000)	170,000,000	(3,000,000)
Benefits paid from the Fund		(21,000,000)	(37,000,000)	(86,000,000)
Benefits paid directly by the Group		(14,000,000)	(55,000,000)	(19,000,000)
Settlements/Terminations/Curtailments		190,000,000	(12,000,000)	7,000,000
Prior service cost arising over last period		0	(3,000,000)	0
PBO, end of year		597,000,000	457,000,000	301,000,000
Change in plan assets:
Fair value of plan assets, beginning of year	67,000,000	69,000,000	76,000,000	102,000,000
Actual return on plan assets		0	1,000,000	(18,000,000)
Employer contributions		15,000,000	24,000,000	73,000,000
Employee contributions		4,000,000	5,000,000	5,000,000
Benefits paid		(21,000,000)	(37,000,000)	(86,000,000)
Fair value of plan assets, end of year		67,000,000	69,000,000	76,000,000
Defined Benefit Plans Recognized Amounts [Abstract]
Funded status, end of year		(530,000,000)	(388,000,000)	(225,000,000)
Defined Benefit Plans Weighted Average Assumptions For Benefit Obligation [Abstract]
Discount rate		3.90%	3.60%	5.10%
Rate of compensation increase		2.10%	2.40%	2.70%
Defined Benefit Plans For Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets [Abstract]
Projected benefit obligation		597,000,000	457,000,000	301,000,000
Accumulated benefit obligation		553,000,000	396,000,000	260,000,000
Fair value of plan assets		67,000,000	69,000,000	76,000,000
Defined Benefit Plans Accumulated Other Comprehensive Income [Abstract]
Net actuarial losses		132,000,000	175,000,000	139,000,000
Prior service cost		(2,000,000)	(2,000,000)	1,000,000
Defined Benefit Plan Other Changes In Plan Assets And Benefits Obligations Recognized In Other Comprehensive Income Loss [Abstract]
Net Loss/(Gain)		(37,000,000)	56,000,000	(15,000,000)
Prior Service Cost / (Credit)		0	(3,000,000)	0
(Gain)/Loss due to Curtailment/Settlement		2,000,000	0	0
Amortization of Losses / (Gains)		(5,000,000)	(20,000,000)	(16,000,000)
Total recognized on Other comprehensive (income)/loss		(40,000,000)	33,000,000	(31,000,000)
DefinedBenefitPlanDisclosureLineItems
Amount		67,000,000	69,000,000	76,000,000
Proportion		100.00%	100.00%
Defined Benefit Plan Projected Payments [Abstract]
Expected Benefits next year		290,000,000
Expected Benefits in 2 Yrs		11,000,000
Expected Benefits in 3 Yrs		14,000,000
Expected Benefits in 4 Yrs		18,000,000
Expected Benefits in 5 Yrs		19,000,000
Expected Benefits in 6th to 10th Yr		123,000,000
Defined Benefit Plan Recognized Net Gain Loss [Line Items]
Losses/(income) on curtailments/settlements and other expense/(income)		(2,000,000)	0	0
Voluntary Retirement Schemes [Abstract]
Total number of employees participated under Voluntary Retirement Schemes		2,500
Total expense recognized under voluntary retirement schemes		183,000,000
Total expense recognized under voluntary retirement schemes excluding unpaid leave		178,000,000
Additional Costs Of Extra Benefits Provided		2,000,000
Expected Employer Contribution [Abstract]
Group total expected contributions, which will be repaid by the plan in the future		7,000,000
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of prior service cost.	0
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of net actuarial loss.	11,000,000
Defined Benefit Plan Disclosure [Abstract]
Expected Group contributions to funded plans	6,000,000
Expected Group contributions to retirement indemnities	290,000,000
Indemnities as part of the voluntary retirement scheme	262,000,000
Defined Contribution Plans Nbg Pension Plan [Abstract]
Banks contribution into IKA-ETAM per year for 15 years		25,500,000
Employer contribution to IKA_ETAM (post Jan 1, 1993)		13.30%
Defined Contribution Plans Nbg Auxiliary Pension Plan
Banks defined contribution rate to employees salary		9.00%
Defined Contribution Health Plans [Abstract]
Total contributions to social security funds, state run plans and defined contribution plans		315,000,000	325,000,000
Banks contribution rate to TYPET		6.25%
Employees contribution rate to TYPET		2.50%
Retired employees contributions rate to TYPET		4.00%
Retirement Indemnities
In case of dismissal the additional monthly salary is restricted to			2,000
Staff Leaving Indemnity Contingencies Other Noninterest Expense				170,000,000
National Bank Of Greece Lump Sum Benefit Plan [Abstract]
Contribution Rate By Employer To Benefit Plan					2.00%
Adjustment For Disposal [Abstract]
Adjustment for disposal and other		(7,000,000)	170,000,000	(3,000,000)
Vojvodjanska
Defined Benefit Plan Other Changes In Plan Assets And Benefits Obligations Recognized In Other Comprehensive Income Loss [Abstract]
(Gain)/Loss due to Curtailment/Settlement				(3,000,000)
Defined Benefit Plan Recognized Net Gain Loss [Line Items]
Losses/(income) on curtailments/settlements and other expense/(income)				3,000,000
NBG Cyprus
Defined Benefit Plan Other Changes In Plan Assets And Benefits Obligations Recognized In Other Comprehensive Income Loss [Abstract]
(Gain)/Loss due to Curtailment/Settlement		0	(5,000,000)
Defined Benefit Plan Recognized Net Gain Loss [Line Items]
Losses/(income) on curtailments/settlements and other expense/(income)		0	5,000,000
Finansbank
Defined Benefit Plan Other Changes In Plan Assets And Benefits Obligations Recognized In Other Comprehensive Income Loss [Abstract]
(Gain)/Loss due to Curtailment/Settlement		(2,000,000)	(4,000,000)	(3,000,000)
Defined Benefit Plan Recognized Net Gain Loss [Line Items]
Losses/(income) on curtailments/settlements and other expense/(income)		2,000,000	4,000,000	3,000,000
Equity securities
Change in plan assets:
Fair value of plan assets, beginning of year
Fair value of plan assets, end of year			6,000,000
DefinedBenefitPlanDisclosureLineItems
Amount			6,000,000
Proportion		0.00%	9.00%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMinimum	0.00%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMaximum	10.00%
Cash and due from banks
Change in plan assets:
Fair value of plan assets, beginning of year	2,000,000
Fair value of plan assets, end of year
DefinedBenefitPlanDisclosureLineItems
Amount
Proportion		3.00%	0.00%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMinimum	0.00%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMaximum	3.00%
Other
Change in plan assets:
Fair value of plan assets, beginning of year	65,000,000
Fair value of plan assets, end of year			63,000,000
DefinedBenefitPlanDisclosureLineItems
Amount			€ 63,000,000
Proportion		97.00%	91.00%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMinimum	90.00%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMaximum	97.00%